UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 350 Madison Avenue, 22nd Floor

         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     May 13, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $2,000,702 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTION PERFORMANCE COS INC     COM              004933107      539    40800 SH       SOLE                   40800        0        0
ALERIS INTL INC                COM              014477103    54680  2191600 SH       SOLE                 2191600        0        0
AMERICAN TOWER CORP            CL A             029912201    20561  1127900 SH       SOLE                 1127900        0        0
APPLE COMPUTER INC             PUT              037833950    25002   600000 SH  PUT  SOLE                  600000        0        0
BEARINGPOINT INC               COM              074002106    41637  4747700 SH       SOLE                 4747700        0        0
COLLECTORS UNIVERSE INC        COM NEW          19421R200     2299   120000 SH       SOLE                  120000        0        0
COMPUTER ASSOC INTL INC        COM              204912109    56294  2077300 SH       SOLE                 2077300        0        0
COMPUTER ASSOC INTL INC        CALL             204912909   111299  4107000 SH  CALL SOLE                 4107000        0        0
CROMPTON CORP                  COM              227116100    91476  6265500 SH       SOLE                 6265500        0        0
EFUNDS CORP                    COM              28224R101    20565   921400 SH       SOLE                  921400        0        0
FAIR ISAAC CORP                COM              303250104    56755  1647950 SH       SOLE                 1647950        0        0
FIRST DATA CORP                CALL             319963904   201522  5126500 SH  CALL SOLE                 5126500        0        0
FIRST DATA CORP                COM              319963104   177245  4508917 SH       SOLE                 4508917        0        0
GREAT LAKES CHEM CORP          COM              390568103    32187  1002100 SH       SOLE                 1002100        0        0
HARLEY DAVIDSON INC            PUT              412822958    57760  1000000 SH  PUT  SOLE                 1000000        0        0
HEWLETT PACKARD CO             COM              428236103    38395  1750000 SH       SOLE                 1750000        0        0
IRON MTN INC PA                COM              462846106    35145  1218650 SH       SOLE                 1218650        0        0
M D C HLDGS INC                CALL             552676908    27581   396000 SH  CALL SOLE                  396000        0        0
MARTHA STEWART LIVING OMNIME   PUT              573083952     5455   241500 SH  PUT  SOLE                  241500        0        0
NOVASTAR FINL INC              PUT              669947950     3601   100000 SH  PUT  SOLE                  100000        0        0
NOVASTAR FINL INC              PUT              669947950     1080    30000 SH  PUT  SOLE                   30000        0        0
NOVELIS INC                    COM              67000X106    71652  3268800 SH       SOLE                 3268800        0        0
NTL INC DEL                    COM              62940M104   154686  2429504 SH       SOLE                 2429504        0        0
OMNICARE INC                   COM              681904108    43192  1218400 SH       SOLE                 1218400        0        0
ORACLE CORP                    CALL             68389X905    46800  3750000 SH  CALL SOLE                 3750000        0        0
PFIZER INC                     CALL             717081903     4137   157500 SH  CALL SOLE                  157500        0        0
PFIZER INC                     CALL             717081903    15197   578500 SH  CALL SOLE                  578500        0        0
PLAYTEX PRODS INC              COM              72813P100    25901  2877900 SH       SOLE                 2877900        0        0
PRECISION CASTPARTS CORP       COM              740189105    46437   603000 SH       SOLE                  603000        0        0
R H DONNELLEY CORP             COM NEW          74955W307    89580  1542100 SH       SOLE                 1542100        0        0
SIRVA INC                      COM              82967Y104     1220   171700 SH       SOLE                  171700        0        0
SPDR TR                        UNIT SER 1       78462F103   270482  2293000 SH  PUT  SOLE                 2293000        0        0
TXU CORP                       CALL             873168908    47778   600000 SH  CALL SOLE                  600000        0        0
UNIFI INC                      COM              904677101     3391  1012400 SH       SOLE                 1012400        0        0
USA MOBILITY INC               COM              90341G103    42653  1316479 SH       SOLE                 1316479        0        0
WYNN RESORTS LTD               CALL             983134907     9788   144500 SH  CALL SOLE                  144500        0        0
WYNN RESORTS LTD               COM              983134107    66730   985100 SH       SOLE                  985100        0        0